10. Commitments and Contingencies (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Commitments And Contingencies Details
2015	$ 600
2016	603
2017	537
2018	501
2019	490
Thereafter	1,854
Total minimum obligation	$ 4,585